Expense Example, No Redemption {- Franklin Maryland Tax-Free Income Fund} - Franklin Tax-Free Trust - TF2-22 - Franklin Maryland Tax-Free Income Fund - Class C	Jul. 01, 2021 USD ($)
Expense Example, No Redemption:
1 Year	$ 129
3 Years	403
5 Years	697
10 Years	$ 1,534